Summary of significant accounting policies - Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Right-of-use assets	¥ 15,363
Lease liabilities	¥ 12,281
ASU 2016-02 | Restatement
Right-of-use assets		¥ 39,000